Discontinued operations and sales of land parcels (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued operations and sales of land parcels
Summary of income from discontinued operations, net and net assets of discontinued operations

	Year Ended December 31,
	2011	2010	2009
Total revenues	$1,080	$2,349	$6,479
Operating expenses	438	527	1,050
Revenues less operating expenses	642	1,822	5,429
Interest expense	36	133	162
Depreciation expense	500	607	1,262
Income from discontinued operations before non-cash impairment charge and gain/loss on sales of real estate	106	1,082	4,005
Non-cash impairment charge	(994)	–	–
Gain on sales of real estate	–	24	2,627
(Loss) income from discontinued operations, net	$(888)	$1,106	$6,632

	December 31,
	2011	2010
Properties “held for sale,” net	$15,011	$18,773
Other assets	197	247
Total assets	15,208	19,020
Secured note payable	–	2,237
Other liabilities	298	467
Total liabilities	298	2,704
Net assets of discontinued operations	$14,910	$16,316